Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 22, 2014
Document Effective Date	Aug. 28, 2014
Prospectus Date	Aug. 28, 2014
Nuance Concentrated Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Risk/Return:
Trading Symbol	NCAVX
Nuance Mid Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	NMAVX